Leases - Schedule Of Maturity Analysis Of Finance Lease Payments Receivable (Detail) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	€ 21	€ 5	€ 0
Unguaranteed residual value	2		0
Unearned finance income	(4)	0	0
Present value of lease payments receivable	19	5	0
Impairment loss allowance	0	0	0
Net investment in finance leases	19	5	0
Recoverable after 12 months	16	4	0
Recoverable within 12 months	3	1	0
Year 1 [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	4	1	0
Year 2 [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	4	1	0
Year 3 [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	4	1	0
Year 4 [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	4	1	0
Year 5 [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	2	1	0
Onwards [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	€ 3	€ 0	€ 0